Grupo Santander - Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (Details) - Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
€ / shares in Units, € in Millions
			1 Months Ended
	Dec. 10, 2021 $ / shares shares	Mar. 26, 2021	Dec. 10, 2021 EUR (€)	Oct. 21, 2022	Dec. 10, 2021 € / shares	Dec. 10, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		8.30%
Number of shares per American Depository Share (in shares) | shares	5
Percentage of voting equity interests acquired	4.50%			3.76%	4.50%	4.50%
Ownership interest in subsidiary	96.20%
Expected consideration (in USD/MXN per share) | (per share)	$ 26.5				€ 1
Expected consideration per American Depositary Share (in MXN per share) | (per share)	$ 132.50					$ 6.2486
Consideration paid (received)			€ 335
Decrease in reserves			41
Decrease in minority interests			€ 294